Eaton Vance

Senior Income Trust

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 143.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 4.8%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	179	$159,118
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	696	620,561
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		1,816	1,802,256
Dynasty Acquisition Co., Inc.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		791	702,186
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,471	1,306,066
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(2)		161	157,831
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		209	164,995
Spirit Aerosystems, Inc.
Term Loan, Maturing January 30, 2025(4)		200	199,000
TransDigm, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,195	1,133,197
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		3,584	3,400,020
WP CPP Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025		2,401	2,118,812

			$11,764,042

Air Transport — 1.8%
Delta Air Lines, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		2,469	$2,468,531
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		1,000	1,009,844
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		494	490,911
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		350	356,371

			$4,325,657

Automotive — 3.9%
Adient US, LLC
Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing May 6, 2024(5)		1,910	$1,895,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Autokiniton US Holdings, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		367	$355,566
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		726	352,984
Chassix, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023		632	568,913
Dayco Products, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		484	309,600
Garrett LX III S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	184	208,227
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		123	119,005
Garrett Motion, Inc.
DIP Loan, Maturing March 15, 2021(4)		90	90,387
Tenneco, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,512	3,188,685
TI Group Automotive Systems, LLC
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	1,836	2,146,888
Term Loan, Maturing December 16, 2024(4)		200	199,750

			$9,435,943

Brokerage/Securities Dealers/Investment Houses — 1.5%
Advisor Group, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,558	$3,451,812
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		11	11,050
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		250	241,250

			$3,704,112

Building and Development — 3.0%
ACProducts, Inc.
Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		198	$198,611
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		117	116,927
Beacon Roofing Supply, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		268	260,249
Brookfield Property REIT, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,436	1,171,873
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(5)		513	503,810
Cornerstone Building Brands, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		343	338,695
CPG International, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		525	524,099

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing July 10, 2027(4)	EUR	725	$844,359
Term Loan, Maturing August 7, 2027(4)		350	348,687
RE/MAX International, Inc.
Term Loan, 2.98%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		884	875,619
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		534	516,514
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		1,407	1,231,576
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		575	445,625

			$7,376,644

Business Equipment and Services — 13.4%
Adtalem Global Education, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		171	$168,069
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		374	402,117
Allied Universal Holdco, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		670	663,919
AppLovin Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		1,622	1,603,173
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		299	295,142
Asplundh Tree Expert, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		550	550,114
Belfor Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		247	246,875
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		298	296,846
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		417	409,211
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		1,734	1,623,971
Camelot U.S. Acquisition 1 Co.
Term Loan, Maturing October 30, 2026(4)		550	548,739
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027		274	274,741
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		93	88,691
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		1,746	1,739,260
EAB Global, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024		609	594,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		1,352	$1,348,646
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 28, 2024		170	162,107
Garda World Security Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		1,495	1,488,349
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		1,853	1,836,195
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		375	372,813
IRI Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		2,948	2,920,175
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		1,414	1,297,483
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		200	179,500
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	225	258,415
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		150	146,009
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		739	562,818
PGX Holdings, Inc.
Term Loan, 6.25%, (12 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		497	420,321
Pre-Paid Legal Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		223	216,225
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(5)		1,119	1,110,445
Rockwood Service Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		1,720	1,711,515
Sabre GLBL, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		462	435,460
SMG US Midco 2, Inc.
Term Loan, 2.73%, (USD LIBOR + 2.50%), Maturing January 23, 2025(5)		122	106,807
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,913	3,845,433
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		1,487	1,455,578
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		639	628,430

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
West Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		2,136	$1,937,490
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		511	466,982
Zephyr Bidco Limited
Term Loan, 4.30%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	350	432,428

			$32,844,633

Cable and Satellite Television — 2.1%
Altice France S.A.
Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		343	$330,837
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		691	672,716
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	218	245,338
UPC Broadband Holding B.V.
Term Loan, Maturing January 31, 2029(4)	EUR	400	464,094
Term Loan, Maturing January 31, 2029(4)	EUR	400	464,095
Term Loan, Maturing January 31, 2029(4)		913	886,494
Term Loan, Maturing January 31, 2029(4)		913	886,494
Virgin Media Bristol, LLC
Term Loan, Maturing January 31, 2029(4)		575	566,580
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	575	656,293

			$5,172,941

Chemicals and Plastics — 3.6%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		637	$628,487
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		525	523,688
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	283	321,906
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		172	171,197
Ferro Corporation
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		157	154,716
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		160	158,079
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		193	190,564
Flint Group GmbH
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		70	63,823

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		424	$386,077
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		715	700,746
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		346	341,017
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	700	810,456
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		102	101,188
Momentive Performance Materials, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		222	213,670
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	357	411,813
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		814	754,331
PQ Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		898	896,403
Pregis TopCo Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		298	294,400
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		1,666	1,501,615
Venator Materials Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		170	164,870

			$8,789,046

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		94	$92,914

			$92,914

Containers and Glass Products — 3.4%
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,937	$1,833,315
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		1,622	1,587,558
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,685	1,639,680
Libbey Glass, Inc.
DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(5)		102	102,674
DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020		103	105,205
Term Loan, 0.00%, Maturing April 9, 2021(7)		362	62,361
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		293	281,276
Proampac PG Borrower, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(5)		1,244	1,229,550

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Reynolds Group Holdings, Inc.
Term Loan, Maturing February 3, 2026(4)		700	$698,250
Ring Container Technologies Group, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		389	379,921
Trident TPI Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		365	359,415

			$8,279,205

Cosmetics/Toiletries — 1.5%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		3,650	$3,637,074

			$3,637,074

Drugs — 5.0%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,400	$1,641,430
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		42	42,421
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		970	826,878
Albany Molecular Research, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		315	311,349
Alkermes, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		185	183,836
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,637	1,549,111
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		771	717,287
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		3,834	3,674,509
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		1,281	1,079,351
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		1,451	1,234,372
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	275	315,371
Packaging Coordinators Midco, Inc.
Term Loan, Maturing September 25, 2027(4)		575	573,922

			$12,149,837

Ecological Services and Equipment — 1.7%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		896	$894,655
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,852	1,781,815

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Patriot Container Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		1,496	$1,466,240
US Ecology Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		124	122,822

			$4,265,532

Electronics/Electrical — 27.7%
Allegro Microsystems, Inc.
Term Loan, Maturing September 24, 2027(4)		275	$274,656
Applied Systems, Inc.
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		1,225	1,244,906
Aptean, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		1,343	1,310,228
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 23, 2026		998	982,538
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		650	662,350
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		398	399,990
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		91	90,819
Banff Merger Sub, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,986	3,879,536
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	123	141,952
Buzz Merger Sub, Ltd.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		274	268,495
Castle US Holding Corporation
Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		464	447,922
Celestica, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		105	103,950
CentralSquare Technologies, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		1,889	1,703,107
Cohu, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		343	330,953
Cornerstone OnDemand, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		3,325	3,323,963
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		1,232	1,196,801
Datto, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		173	172,786
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		1,362	1,354,811
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		2,517	2,513,764

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Epicor Software Corporation
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028		375	$386,250
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		2,209	2,186,497
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		3,886	3,651,592
Fiserv Investment Solutions, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		1,272	1,269,030
GlobalLogic Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		193	188,467
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 13, 2027		375	373,125
Go Daddy Operating Company, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027		549	541,767
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		2,813	2,801,985
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		2,031	2,037,218
Infoblox, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		696	698,039
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	124	142,679
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		750	764,063
LogMeIn, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		725	702,041
MA FinanceCo., LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		850	847,344
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		573	557,560
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 22, 2027(4)		225	224,438
MaxLinear, Inc.
Term Loan, 4.47%, (3 mo. USD LIBOR + 4.25%), Maturing July 31, 2023		575	573,922
Milano Acquisition Corp.
Term Loan, Maturing October 1, 2027(4)		1,375	1,363,828
Mirion Technologies, Inc.
Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		1,247	1,243,718
MKS Instruments, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		154	152,114
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		230	228,025
Recorded Books, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 29, 2025		401	398,965
Term Loan, Maturing August 29, 2025(4)		725	717,750
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		750	747,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Refinitiv US Holdings, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	788	$781,582
Renaissance Holding Corp.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	562	543,795
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	1,075	1,033,792
SGS Cayman L.P.
Term Loan, 5.60%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	185	161,389
SkillSoft Corporation
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	201	203,049
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	664	657,587
Sophia L.P.
Term Loan, Maturing October 7, 2027(4)	200	199,031
Sparta Systems, Inc.
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing August 21, 2024	1,065	1,014,695
STG-Fairway Holdings, LLC
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	1,546	1,508,117
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	467	465,382
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	795	693,321
Switch, Ltd.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	83	83,177
Syncsort Incorporated
Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,188	1,172,649
Tech Data Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	550	551,833
Tibco Software, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	2,482	2,425,685
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	2,250	2,207,813
TTM Technologies, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	64	63,241
Uber Technologies, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	3,686	3,666,743
Ultimate Software Group, Inc. (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	767	762,275
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	1,950	1,947,106
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	125	127,969
Ultra Clean Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	347	346,830
Verifone Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,214	1,094,791

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		1,225	$1,199,275
Vungle, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		1,814	1,805,141

			$67,917,868

Equipment Leasing — 0.1%
Boels Topholding B.V.
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing January 14, 2027	EUR	275	$314,867

			$314,867

Financial Intermediaries — 3.1%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		198	$188,612
Aretec Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		3,335	3,189,554
Citco Funding, LLC
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,876	1,826,831
Claros Mortgage Trust, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		347	335,672
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		1,124	269,652
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		122	121,875
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	377,426
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		245	242,550
Greenhill & Co., Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		486	479,555
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		224	218,827
Starwood Property Trust, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		248	240,384
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		206	205,245

			$7,696,183

Food Products — 1.6%
Alphabet Holding Company, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,116	$1,088,728
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		162	162,526
B&G Foods, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		103	103,181

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		1,160	$1,101,665
CHG PPC Parent, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		220	212,240
H Food Holdings, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		833	813,799
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		197	192,938
Shearer’s Foods, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		200	199,400

			$3,874,477

Food Service — 0.4%
IRB Holding Corp.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		1,004	$961,221
Restaurant Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		98	94,689

			$1,055,910

Food/Drug Retailers — 0.9%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		1,751	$1,760,624
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	188,118
Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	206,820

			$2,155,562

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		449	$448,875

			$448,875

Health Care — 15.4%
Acadia Healthcare Company, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		113	$113,140
Accelerated Health Systems, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		246	239,484
ADMI Corp.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		2,050	1,979,203
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		365	280,442
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		225	101,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
athenahealth, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		3,374	$3,335,918
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		187	185,034
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		699	676,067
BW NHHC Holdco, Inc.
Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,058	911,241
Certara L.P.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		484	478,707
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		219	217,718
Dedalus Finance GmbH
Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	350	408,306
Term Loan, Maturing July 16, 2027(4)	EUR	525	612,459
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		248	245,334
Envision Healthcare Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,384	1,719,313
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		436	425,577
Hanger, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		488	485,266
IQVIA, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		313	309,962
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		461	455,567
Medical Solutions, LLC
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,806	1,747,598
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		4,071	4,010,694
National Mentor Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		14	13,891
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		307	304,311
Navicure, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		448	438,795
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		250	245,000
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		996	873,330
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		2,268	2,178,704

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Phoenix Guarantor, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	864	$845,373
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(5)	2,245	2,160,965
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	2,631	2,601,483
Sound Inpatient Physicians
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	220	216,180
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	2,560	2,428,275
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	1,332	1,122,535
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	487	476,289
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	1,972	1,866,632
Verscend Holding Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	363	361,189
Viant Medical Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	221	204,514
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	2,457	2,454,615

		$37,730,361

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	526	$526,877
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	1,740	1,422,694

		$1,949,571

Industrial Equipment — 8.3%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	98	$91,373
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	2,083	1,974,484
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	1,369	1,225,144
CPM Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	2,215	2,089,904

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	175	$198,254
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		223	214,397
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	146	164,909
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	364	412,274
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		1,385	1,355,710
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		1,381	1,356,441
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		573	523,876
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		636	621,494
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		147	145,533
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	410	473,562
Hayward Industries, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		215	210,176
LTI Holdings, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		717	666,533
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		845	789,235
Pro Mach Group, Inc.
Term Loan, 3.50%, Maturing March 7, 2025(2)		99	102,049
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025		300	293,792
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	850	982,381
Robertshaw US Holding Corp.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025		1,209	1,053,097
Terex Corporation
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing January 31, 2024		2,163	2,119,994
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		122	121,408
Titan Acquisition Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,136	2,023,727
Vertical Midco GmbH
Term Loan, 4.57%, (3 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		600	596,303
Welbilt, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	582,692

			$20,388,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Insurance — 4.7%
Alliant Holdings Intermediate, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		222	$218,647
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		275	273,224
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027		224	223,875
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		695	675,818
Asurion, LLC
Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		4,509	4,528,818
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		221	219,122
Hub International Limited
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		3,331	3,327,526
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		800	796,000
Sedgwick Claims Management Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		565	546,476
USI, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		645	642,625

			$11,452,131

Leisure Goods/Activities/Movies — 7.6%
AMC Entertainment Holdings, Inc.
Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		837	$542,119
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,600	1,688,328
Ancestry.com Operations, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		1,382	1,382,762
Bombardier Recreational Products, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		325	330,281
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		623	632,270
ClubCorp Holdings, Inc.
Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,844	1,589,163
Crown Finance US, Inc.
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	797	637,820
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		789	537,884
Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026		693	465,003

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		447	$436,010
Emerald Expositions Holding, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2024		288	260,513
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	2,175	2,078,314
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		172	159,250
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		689	636,998
Motion Finco S.a.r.l.
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		32	27,637
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		241	210,278
Playtika Holding Corp.
Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		2,454	2,462,653
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		552	521,730
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		236	226,647
Travel Leaders Group, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,936	1,434,693
UFC Holdings, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		100	98,420
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,017	1,005,043
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	1,333	1,215,892

			$18,579,708

Lodging and Casinos — 2.8%
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		303	$295,141
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		1,536	1,478,496
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		2,249	2,026,018
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,110	1,867,550
Stars Group Holdings B.V. (The)
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		944	945,211
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	269	315,796

			$6,928,212

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.6%
American Consolidated Natural Resources, Inc.
Term Loan, 13.15%, (1 mo. USD LIBOR + 13.00%), Maturing September 16, 2025		300	$208,577
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		81	64,858
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)		449	31,462
Oxbow Carbon, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		617	607,934
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	492,649

			$1,405,480

Oil and Gas — 7.8%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		335	$293,463
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		80	78,501
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		2,074	2,068,566
Blackstone CQP Holdco L.P.
Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		3,454	3,388,110
Centurion Pipeline Company, LLC
Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		100	98,000
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		123	121,584
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		1,119	1,054,398
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		2,209	2,106,860
Delek US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		2,767	2,701,635
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(2)		198	198,729
Term Loan, 0.00%, Maturing April 11, 2022(7)		1,338	351,356
Matador Bidco S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		2,680	2,616,496
McDermott Technology Americas, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		11	9,688
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025		161	131,339
Prairie ECI Acquiror L.P.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		2,066	1,872,240
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		1,238	1,179,259

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	231	$149,955
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	38	34,264
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	39	30,522
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	45	22,684
UGI Energy Services, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	469	468,476

		$18,976,125

Publishing — 1.1%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	225	$225,000
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	534	528,332
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	778	730,109
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	385	55,380
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	399	399,000
ProQuest, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	661	654,334
Tweddle Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	94	84,875

		$2,677,030

Radio and Television — 3.5%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	1,491	$1,416,658
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,411	1,100,385
Entravision Communications Corporation
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	378	361,935
Gray Television, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	113,599
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	276	271,743
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	270	259,454
iHeartCommunications, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	819	778,691
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	175	168,889

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nexstar Broadcasting, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	240	$235,653
Sinclair Television Group, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	297	290,837
Terrier Media Buyer, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,172	2,123,668
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	1,560	1,521,192

		$8,642,704

Retailers (Except Food and Drug) — 4.5%
Apro, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	772	$764,115
Ascena Retail Group, Inc.
DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	303	409,291
Term Loan, 0.00%, Maturing August 21, 2022(7)	873	193,500
Bass Pro Group, LLC
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	2,596	2,580,903
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	101	99,773
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	141	130,176
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	164	133,203
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	1,968	1,699,649
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	433	422,669
PetSmart, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	4,115	4,111,091
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	1,023	399,075
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(3)(7)	236	115,290

		$11,058,735

Steel — 0.8%
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	980	$970,986
Neenah Foundry Company
Term Loan, 9.19%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022	323	282,839
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	390	375,375
Zekelman Industries, Inc.
Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	299	289,871

		$1,919,071

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 1.2%
Hertz Corporation (The)
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	469	$450,000
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	452	436,306
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,854	1,787,896
XPO Logistics, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	275	270,903

		$2,945,105

Telecommunications — 4.0%
Cablevision Lightpath, LLC
Term Loan, Maturing September 15, 2027(4)	175	$174,016
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	2,128	1,872,642
Digicel International Finance Limited
Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	1,844	1,628,538
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	186	186,338
Term Loan, 0.00%, Maturing January 6, 2023(7)	1,253	872,122
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)	444	453,466
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	650	655,037
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	850	859,259
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)	557	402,732
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	1,795	1,726,673
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	463	360,852
Ziggo Financing Partnership
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	700	676,570

		$9,868,245

Utilities — 0.9%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	560	$547,176
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)	168	134,558
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	1,491	1,472,856

		$2,154,590

Total Senior Floating-Rate Loans (identified cost $363,595,646)		$351,977,132

Corporate Bonds & Notes — 4.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.50%, 7/15/24	$223	$222,987
7.50%, 3/15/27	120	124,800

		$347,787

Automotive — 0.1%
Ford Motor Co.
9.00%, 4/22/25	$70	$80,346
4.75%, 1/15/43	50	45,365
Navistar International Corp.
6.625%, 11/1/25(9)	141	144,965

		$270,676

Building and Development — 0.2%
Builders FirstSource, Inc.
5.00%, 3/1/30(9)	$54	$55,991
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	12	11,772
Standard Industries, Inc.
5.00%, 2/15/27(9)	271	282,628

		$350,391

Business Equipment and Services — 0.5%
EIG Investors Corp.
10.875%, 2/1/24	$417	$435,200
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)	325	341,047
5.75%, 4/15/26(9)	325	348,268
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	187	204,730

		$1,329,245

Cable and Satellite Television — 0.3%
Altice France S.A.
8.125%, 2/1/27(9)	$212	$231,261
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.375%, 5/1/25(9)	26	26,780
5.75%, 2/15/26(9)	13	13,536
CSC Holdings, LLC
5.875%, 9/15/22	5	5,297
5.25%, 6/1/24	5	5,372
5.75%, 1/15/30(9)	254	270,247
4.125%, 12/1/30(9)	200	204,050

Security	Principal Amount (000’s omitted)	Value
DISH DBS Corp.
6.75%, 6/1/21	$3	$3,078
TEGNA, Inc.
5.00%, 9/15/29(9)	24	23,723

		$783,344

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	$30	$31,005
5.00%, 10/1/29(9)	9	9,360

		$40,365

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	$15	$15,336

		$15,336

Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 8/15/26(9)	$200	$203,000
Berry Global, Inc.
6.00%, 10/15/22	4	4,018
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	339	345,102

		$552,120

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(9)	$30	$30,955

		$30,955

Diversified Financial Services — 0.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)	$200	$198,500

		$198,500

Drugs — 0.2%
AdaptHealth, LLC
6.125%, 8/1/28(9)	$55	$57,073
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)	59	64,910
Bausch Health Companies, Inc.
7.00%, 1/15/28(9)	327	346,355

		$468,338

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
8.50%, 5/1/27(9)	$250	$271,719

		$271,719

Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc.
4.375%, 2/15/30(9)	$21	$22,103

		$22,103

Security	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC
5.125%, 6/16/25	$219	$226,117
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	7	7,090
6.25%, 5/15/26	271	283,152
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(10)(11)	35	37,963
Navient Corp.
5.00%, 10/26/20	10	10,014

		$564,336

Food Products — 0.3%
Del Monte Foods, Inc.
11.875%, 5/15/25(9)	$500	$529,063
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)	68	74,205

		$603,268

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	$575	$516,781

		$516,781

Health Care — 0.1%
Centene Corp.
4.75%, 5/15/22	$7	$7,091
HCA, Inc.
5.875%, 2/15/26	7	7,849
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)	162	166,657
Tenet Healthcare Corp.
6.75%, 6/15/23	109	114,559

		$296,156

Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(9)	$417	$426,034

		$426,034

Internet Software & Services — 0.1%
Netflix, Inc.
5.375%, 11/15/29(9)	$105	$123,890
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	7	4,900

		$128,790

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	$20	$15,773
5.875%, 9/15/27(9)	373	290,707

		$306,480

Lodging and Casinos — 0.3%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	$271	$262,549
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	9	9,103
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,314
MGM Resorts International
7.75%, 3/15/22	10	10,559
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)	417	443,845
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)	109	102,392

		$833,762

Metals/Mining — 0.2%
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(9)	$443	$451,173

		$451,173

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.375%, 5/15/25(9)	$65	$67,234

		$67,234

Oil and Gas — 0.4%
Centennial Resource Production, LLC
6.875%, 4/1/27(9)	$417	$171,139
Energy Transfer Operating, L.P.
5.875%, 1/15/24	15	16,509
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	463	414,116
Newfield Exploration Co.
5.625%, 7/1/24	42	40,884
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	10	9,797
6.875%, 6/30/23(9)	5	4,904

Security	Principal Amount (000’s omitted)	Value
Tervita Corp.
7.625%, 12/1/21(9)	$425	$389,009

		$1,046,358

Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(12)	$220	$219,131

		$219,131

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)	$53	$37,625
iHeartCommunications, Inc.
6.375%, 5/1/26	102	106,772
8.375%, 5/1/27	185	182,982
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	3	3,008
Sirius XM Radio, Inc.
4.125%, 7/1/30(9)	39	40,016
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)	144	145,350

		$515,753

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	$463	$474,675

		$474,675

Surface Transport — 0.0%(6)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	$22	$22,104

		$22,104

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	$15	$16,481
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)	200	200,940
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	275	277,063

Security	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23(7)	$10	$6,300
8.50%, 10/15/24(7)(9)	83	53,734
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,128
Sprint Communications, Inc.
6.00%, 11/15/22	3	3,236
Sprint Corp.
7.25%, 9/15/21	110	115,225
7.625%, 2/15/25	100	117,188
T-Mobile USA, Inc.
6.50%, 1/15/26	45	47,081

		$847,376

Utilities — 0.1%
Vistra Operations Co., LLC
5.00%, 7/31/27(9)	$93	$97,766
4.30%, 7/15/29(9)	15	16,356

		$114,122

Total Corporate Bonds & Notes (identified cost $12,480,014)		$12,114,412

Asset-Backed Securities — 7.8%
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 7.047%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(13)	$450	$434,739
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(13)	500	476,176
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.13%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(13)	1,000	883,723
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.123%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(13)	550	505,083
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.208%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(13)	500	481,927
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 7.295%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(13)	750	719,682
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(13)	500	468,431
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.175%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(13)	500	479,293
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 6.975%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(13)	500	476,016
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.972%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(13)	1,000	992,658
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 7.425%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(13)	400	388,676
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(13)	600	465,594

Security	Principal Amount (000’s omitted)	Value
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(13)	$500	$397,621
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.272%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(13)	500	477,721
Dryden 40 Senior Loan Fund
Series 2015-40A, Class ER, 6.03%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(13)	500	446,465
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.522%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(13)	500	453,985
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(13)	500	441,954
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(13)	500	421,334
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 6.022%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(13)	600	490,540
Harriman Park CLO, Ltd.
Series 2020-1A, Class E, 8.045%, (3 mo. USD LIBOR + 6.91%), 4/20/31(9)(13)	800	798,574
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(13)	500	482,174
Kayne CLO 7, Ltd.
Series 2020-7A, Class E, 7.371%, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(13)	575	557,349
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.525%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(13)	250	246,809
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 6.825%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(13)	500	475,168
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(13)	500	486,357
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(13)	500	488,545
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(13)	750	630,068
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(13)	450	404,230
Series 2019-1A, Class D, 7.265%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(13)	500	495,008
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(13)	300	287,541
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	300	263,324
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 7.275%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(13)	500	484,555
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(13)	1,000	963,465
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(13)	375	301,489
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(13)	500	446,629
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.755%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(13)	1,000	782,583
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 8.011%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(13)	550	541,661

Total Asset-Backed Securities (identified cost $20,427,777)		$19,037,147

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(14)(15)	29	$431,292

		$431,292

Automotive — 0.0%(6)
Dayco Products, LLC(14)(15)	10,159	$76,193

		$76,193

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(14)(15)	1,731	$99,532

		$99,532

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(14)(15)	18,444	$189,051

		$189,051

Electronics/Electrical — 0.4%
Answers Corp.(3)(14)(15)	46,839	$34,661
Software Luxembourg Holding S.A. (14)(15)	6,221	902,045

		$936,706

Nonferrous Metals/Minerals — 0.0%(6)
Acnr Holdings, Inc. (14)(15)	1,552	$17,848

		$17,848

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(14)(15)	13,348	$264,023
Fieldwood Energy, Inc.(14)(15)	1,800	180
Fieldwood Energy, Inc.(14)(15)	7,794	779
McDermott International, Ltd.(14)(15)	71,257	171,017
Nine Point Energy Holdings, Inc.(3)(14)(16)	325	0
RDV Resources, Inc., Class A(3)(14)(15)	14,312	0
Samson Resources II, LLC, Class A(3)(15)	22,051	143,332
Sunrise Oil & Gas, Inc., Class A(14)(15)	5,690	39,830

		$619,161

Publishing — 0.6%
ION Media Networks, Inc.(3)(14)(15)	2,155	$1,398,595
Tweddle Group, Inc.(3)(14)(15)	889	2,418

		$1,401,013

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(14)(15)	42,539	$42,539
Cumulus Media, Inc., Class A(14)(15)	18,865	101,305
iHeartMedia, Inc., Class A(14)(15)	18,090	146,891

		$290,735

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(14)(15)	11,238	$102,153

		$102,153

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(14)(15)	42,155	$342,719

		$342,719

Total Common Stocks (identified cost $4,798,572)		$4,506,403

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(12)(14)(16)	5	$0

Total Convertible Preferred Stocks (identified cost $5,000)		$0

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(14)(15)	531	$42,655

		$42,655

Nonferrous Metals/Minerals — 0.0%(6)
Acnr Holdings, Inc. (14)(15)	733	$10,995

		$10,995

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00%(3)(12)(14)(15)	313	$25,040
David’s Bridal, LLC, Series B, 10.00%(3)(12)(14)(15)	1,274	103,143

		$128,183

Total Preferred Stocks (identified cost $103,143)		$181,833

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$568,100
Invesco Senior Income Trust	178,510	653,347
Nuveen Credit Strategies Income Fund	180,539	1,066,986
Nuveen Floating Rate Income Fund	73,198	608,275
Nuveen Floating Rate Income Opportunity Fund	51,054	418,643
Voya Prime Rate Trust	196,084	864,730

Total Closed-End Funds (identified cost $5,726,072)		$4,180,081

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(14)(15)	2,169	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)	200,340	$0

		$0

Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(14)(15)	764	$229
Paragon Offshore Finance Company, Class B(14)(15)	382	4,680

		$4,909

Total Miscellaneous (identified cost $8,309)		$4,909

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(17)	3,903,241	$3,903,241

Total Short-Term Investments (identified cost $3,903,241)		$3,903,241

Total Investments — 161.6% (identified cost $411,047,774)		$395,905,158

Less Unfunded Loan Commitments — (0.2)%		$(644,024)

Net Investments — 161.4% (identified cost $410,403,750)		$395,261,134

Other Assets, Less Liabilities — (46.0)%		$(112,722,475)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.4)%		$(37,600,000)

Net Assets Applicable to Common Shares — 100.0%		$244,938,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2020, the total value of unfunded loan commitments is $649,686.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after September 30, 2020, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $28,126,856 or 11.5% of the Trust’s net assets applicable to common shares.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(13)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,680,042	EUR	8,088,770	Standard Chartered Bank	10/2/20	$196,366	$—
USD	9,491,369	EUR	8,088,770	Standard Chartered Bank	11/3/20	1,429	—
USD	5,064,168	EUR	4,280,419	HSBC Bank USA, N.A.	11/30/20	39,465	—
USD	710,264	EUR	600,000	State Street Bank and Trust Company	11/30/20	5,935	—
USD	2,082,678	EUR	1,755,026	State Street Bank and Trust Company	11/30/20	22,486	—
USD	643,741	GBP	487,426	State Street Bank and Trust Company	11/30/20	14,611	—

						$280,292	$—

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At September 30, 2020, the value of the Trust’s investment in affiliated funds was $3,903,241, which represents 1.6% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$14,529,910	$102,195,250	$(112,820,501)	$(1,418)	$—	$3,903,241	$5,115	3,903,241

Restricted Securities

At September 30, 2020, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	0

Total Restricted Securities			$20,070	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$350,300,720	$1,032,388	$351,333,108
Corporate Bonds & Notes	—	12,114,412	—	12,114,412
Asset-Backed Securities	—	19,037,147	—	19,037,147
Common Stocks	650,803	1,136,407	2,719,193	4,506,403
Convertible Preferred Stocks	—	—	0	0
Preferred Stocks	—	10,995	170,838	181,833
Closed-End Funds	4,180,081	—	—	4,180,081
Warrants	—	—	0	0
Miscellaneous	—	4,909	0	4,909
Short-Term Investments	—	3,903,241	—	3,903,241
Total Investments	$4,830,884	$386,507,831	$3,922,419	$395,261,134
Forward Foreign Currency Exchange Contracts	$—	$280,292	$—	$280,292
Total	$4,830,884	$386,788,123	$3,922,419	$395,541,426

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.